THE PENN STREET FUND, INC.
                       Supplement dated September 4, 2001
                      to the Prospectus dated May 15, 2001

     Effective August 31, 2001, CITCO-Quaker Fund Services, Inc. assumed the responsibilities of Administrator, Fund Accountant and Transfer Agent to the Penn Street Fund, Inc.. As a result, pages 33 and 34 Fund's prospectus, dated May 15, 2001, should now read as follows:

Page 33 should now read:

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TO OPEN AND ACCOUNT                                      TO ADD TO AN ACCOUNT
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Initial Purchase of at least $25,000                     No minimum purchase for subsequent investments
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For initial Accounts:  Complete an Account               You must notify the Transfer Agent in writing, stating
Application and return to:                               your account # and investment amount. Send to:
The Penn Street Fund, Inc.                               The Penn Street Fund, Inc.
c/o CITCO-Quaker Fund Services, Inc.                     c/o CITCO-Quaker Fund Services, Inc.
P.O. Box C1100                                           P.O. Box C1100
Southeastern, PA 19398-1100                              Southeastern, PA 19398-1100

* For an IRA, include the tax year of contribution       * For an IRA, include the tax year o contribution
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PAYMENT BY CHECK:                                        PAYMENT BY CHECK:

Checks should be made out to the appropriate             Checks should be made out to the appropriate
Portfolio:                                               Portfolio:

McGlinn Balanced Portfolio, Walnut Asset                 McGlinn Balanced Portfolio, Walnut Asset Management
Management  Equity Portfolio, Cumberland Taxable         Equity Portfolio, Cumberland Taxable Income
Income Portfolio, Baldwin Large-Cap Growth               Portfolio, Baldwin Large-Cap Growth Portfolio of the
Portfolio of the Penn Street Advisors Sector             Penn Street Advisors Sector Rotational Portfolio, and
Rotational Portfolio, and mailed to:                     mailed to:

The Penn Street Fund, Inc.                               The Penn Street Fund, Inc.
c/o CITCO-Quaker Fund Services, Inc.                     c/o CITCO-Quaker Fund Services, Inc.
P.O. Box C1100                                           P.O. Box C1100
Southeastern, PA 19398-1100                              Southeastern, PA 19398-1100

* If investing in more than one Portfolio, please        * If investing in more than one Portfolio, please
indicate the amounts you wish to invest in each on       indicate the amounts you wish to invest in each on
your account application.  For an IRA, include the       your account application.  For an IRA, include the
tax year of contribution.                                tax year of contribution.
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PAYMENT BY WIRE TRANSFER:                                PAYMENT BY WIRE TRANSFER:

To make an initial purchase of shares by wire            To make an initial purchase of shares by wire
transfer, you must take the following steps:             transfer, you must take the following steps:

1.   Fill out and mail or fax (610-935-3775)  the        1.   Call the Transfer Agent at 1-866-207-5175 to
     Account Application to the Transfer Agent;               inform us that a wire is being sent;
2.   Call 1-866-207-5175 to inform us that a wire        2.   Give the Transfer Agent your Account #, your
     is being sent;                                           investment amount and the name of the Portfolio
3.   Obtain an account number from the Transfer               in which you are investing; and
     Agent; and                                          3.   Ask your bank to wire funds to the account of:
4.   Ask your bank to wire funds to the account of:


Union Bank of California                                 Union Bank of California
ABA # 1220-0049-6                                        ABA # 1220-0049-6
For Credit to Acct # 09599196431                         For Credit to Acct # 09599196431
For Further Credit to Acct #                             For Further Credit to Acct #
01643,  McGlinn Balanced Portfolio, or                   01643,  McGlinn Balanced Portfolio, or
01644,  Walnut Asset Management Equity Portfolio, or     01644,  Walnut Asset Management Equity Portfolio, or
01946,  Cumberland Taxable Income Portfolio, or          01946,  Cumberland Taxable Income Portfolio, or
01944,  Baldwin Large-Cap Growth Portfolio, or           01944,  Baldwin Large-Cap Growth Portfolio, or
01945,  Penn Street Advisors Sector Rotational Fund      01945,  Penn Street Advisors Sector Rotational Fund

*  For an IRA, include the tax year of contribution.     *  For an IRA, include the tax year of contribution.
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Page 34 should now read:

REDEMPTION OF SHARES

BY MAIL:

Send us a letter of instruction that includes the following information:

o Your Account # and the Portfolio from which you wish to make the redemption;

o The amount of the redemption (You may specify either dollars or number of shares);

o How (by check or by wire) and where (your address of record or your bank) to send the redemption; and

o Provide original signatures of ALL Account Owners, EXACTLY as they appeared on your initial Account Application.

Then mail your redemption request to:

The Penn Street Fund, Inc.
c/o CITCO-Quaker Fund Services, Inc.
P.O. Box C1100
Southeastern, PA 19398-1100

BY PHONE:

If you elected the telephone redemption option on your Account Application when you initially purchased shares, then you may also redeem your shares in the Fund simply by calling us at 1-866-207-5175. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to your request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact us by telephone, make your redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

BY WIRE:

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee for outgoing wires.

BY CHECK:

A check for your redemption amount will be sent to your address of record.